Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2019

VIPIFF2030-QTLY-0519
1.830291.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	598,591	$19,328,493
VIP Equity-Income Portfolio Investor Class (a)	959,322	20,251,289
VIP Growth & Income Portfolio Investor Class (a)	1,191,146	23,143,964
VIP Growth Portfolio Investor Class (a)	289,247	19,790,308
VIP Mid Cap Portfolio Investor Class (a)	183,301	5,610,855
VIP Value Portfolio Investor Class (a)	1,064,355	14,869,043
VIP Value Strategies Portfolio Investor Class (a)	623,003	7,276,672
TOTAL DOMESTIC EQUITY FUNDS
(Cost $99,475,530)		110,270,624

International Equity Funds - 25.9%
VIP Emerging Markets Portfolio Investor Class (a)	1,913,346	21,907,807
VIP Overseas Portfolio Investor Class (a)	1,958,175	39,927,187
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,868,913)		61,834,994

Bond Funds - 26.3%
Fidelity Inflation-Protected Bond Index Fund (a)	817,245	8,000,826
Fidelity Long Term Treasury Bond Index Fund (a)	1,044,635	13,768,284
VIP High Income Portfolio Investor Class (a)	847,575	4,466,718
VIP Investment Grade Bond Portfolio Investor Class (a)	2,896,899	36,732,673
TOTAL BOND FUNDS
(Cost $62,123,116)		62,968,501

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $3,783,944)	3,783,944	3,783,944
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $219,251,503)		238,858,063
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30)
NET ASSETS - 100%		$238,858,033

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,047,950	$1,885,751	$150,363	$7,000	$1,457	$216,031	$8,000,826
Fidelity Long Term Treasury Bond Index Fund	12,785,537	1,574,184	1,133,515	96,974	16,301	525,777	13,768,284
VIP Contrafund Portfolio Investor Class	17,564,794	2,741,201	1,318,175	2,209,449	(9,004)	349,677	19,328,493
VIP Emerging Markets Portfolio Investor Class	19,368,781	860,112	1,312,352	--	5,159	2,986,107	21,907,807
VIP Equity-Income Portfolio Investor Class	18,429,766	2,138,414	1,159,289	1,331,696	(158,411)	1,000,809	20,251,289
VIP Government Money Market Portfolio Investor Class 2.23%	3,216,944	644,970	77,970	18,419	--	--	3,783,944
VIP Growth & Income Portfolio Investor Class	21,009,916	3,246,659	1,378,441	2,374,493	(24,694)	290,524	23,143,964
VIP Growth Portfolio Investor Class	17,953,464	1,794,573	1,642,716	1,250,665	77,623	1,607,364	19,790,308
VIP High Income Portfolio Investor Class	4,105,549	236,146	149,845	36,041	860	274,008	4,466,718
VIP Investment Grade Bond Portfolio Investor Class	32,122,841	4,359,556	830,643	149,568	5,517	1,075,402	36,732,673
VIP Mid Cap Portfolio Investor Class	5,097,231	828,438	452,619	600,113	(19,472)	157,277	5,610,855
VIP Overseas Portfolio Investor Class	36,039,068	2,778,298	1,471,240	1,427,202	(25,873)	2,606,934	39,927,187
VIP Value Portfolio Investor Class	13,533,236	1,398,218	1,059,977	935,584	(108,540)	1,106,106	14,869,043
VIP Value Strategies Portfolio Investor Class	6,596,221	895,705	652,229	695,225	(46,851)	483,826	7,276,672
Total	$213,871,298	$25,382,225	$12,789,374	$11,132,429	$(285,928)	$12,679,842	$238,858,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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